Net Interest Expense	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Net Interest Expense	Net Interest Expense

		For the year ended December 31
		2021	2020
	Note	$	$
Interest on credit facilities	17	9.5	20.1
Interest on lease liabilities	12	23.7	28.8
Other		9.5	4.2
Total interest expense		42.7	53.1
Interest income on FVOCI investment debt securities	15	(3.5)	(2.8)
Other		(1.3)	(1.1)
Total interest income		(4.8)	(3.9)
Net interest expense		37.9	49.2